Stock options	12 Months Ended
Oct. 31, 2023
Stock Options [Abstract]
Stock options [Text Block]

13. Stock options

(a) Stock option plan

Under the Company’s fixed stock option plan (the “Plan”), the Company could grant up to 27,500,000 shares of common stock to directors, officers, employees or consultants of the Company and its subsidiaries. The exercise price of each option is equal to or greater than the market price of the Company's shares on the date of grant unless otherwise permitted by applicable securities regulations. An option's maximum term under the Plan is 10 years. Stock options are fully vested upon issuance by the Company unless the Board of Directors stipulates otherwise by Directors' resolution.

(b) Summary of changes

	Number of options	Weighted average exercise price
Outstanding at October 31, 2020	2,200,000	$0.10
Granted	9,500,000	0.06
Outstanding at October 31, 2021	11,700,000	$0.06
Granted	2,025,000	0.07
Expired	(2,000,000)	0.07
Outstanding at October 31, 2022	11,725,000	$0.06
Granted	3,000,000	0.09
Expired	(2,400,000)	0.08
Exercised (i)	(2,550,000)	0.09
Outstanding at October 31, 2023	9,775,000	$0.06

(i) During the year ended October 31, 2023, the Company issued a total of 2,550,000 common shares related to the exercise of stock options for gross proceeds of $214,140.

(c) Stock options outstanding at October 31, 2023

There were 3,000,000 options issued to directors, officers, employees and consultants during the year ended October 31, 2023 (2022 - nil, 2021 - 9,500,000 options issued). Of the 3,000,000 options granted, 2,750,000 options have vested, the remaining 250,000 options vested on January 6, 2024.

			Weighted average
Date of issue	Expiry date	Number of options	Exercise price	Remaining contractual life
November 13, 2020	November 13, 2025	5,750,000	$0.05	2.0
October 8, 2021	October 8, 2026	1,000,000	0.07	2.9
December 15, 2021	December 15, 2023	25,000	0.07	0.1
March 20, 2023	March 20, 2028	2,000,000	0.07	4.4
April 6, 2023	April 6, 2024	1,000,000	0.12	0.4
Outstanding at October 31, 2023		9,775,000	$0.06	2.4

Of the total options outstanding, 9,525,000 are exercisable as at October 31, 2023 (2022 - 10,225,000).

(d) Fair value of options issued during the year

The fair value of the stock options issued has been determined in accordance with the Black Scholes option-pricing model. Volatility was estimated using the historical volatility of the Company's stock prices for its common shares. The underlying assumptions are as follows:

	2023	2022	2021
Share price at grant date	$0.07 - $0.12	$0.03 - $0.05	$0.05
Exercise price	$0.07 - $0.12	$0.07	$0.05 - 0.07
Volatility factor	175% - 184%	212% - 272%	148% - 180%
Risk free interest rate	2.79% - 3.58%	0.97% - 4.33%	0.75%
Expected life of options in years	1 - 5	1 - 2	5
Expected divided yield	0%	0%	0%
Forfeiture rate	0%	0%	0%
Weighted average Black Scholes value at grant date	$0.06 - $0.08	$0.02 - $0.03	$0.05 - $0.06

During the year ended October 31, 2023, the Company recorded an expense of $217,965 related to the vesting of stock options (2022 - $41,484, 2021 - $360,044).